FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Parentheticals) (Details) lb in Millions	12 Months Ended
	Dec. 31, 2020 lb	Dec. 31, 2019 lb
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Assumed percentage of copper price increases or decrease	10.00%
Copper in concentrate exposed to price movements	20	22
USD [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
US dollar increase in commodity price per lb of copper	0.37	0.28
Closing exchange rate	1.27	1.30